Cash Generated by Operations	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Cash generated by operations	CASH GENERATED BY OPERATIONS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Profit for the year	829.5	745.4	174.7
Adjusted for non-cash items:
– Mining and income taxation	424.9	432.5	175.6
– Royalties	112.4	105.0	73.7
– Amortisation and depreciation	713.2	661.3	610.0
– Interest expense – environmental rehabilitation	8.6	10.7	11.7
– Non-cash rehabilitation expense/(income)	10.8	1.5	13.4
– Interest received – environmental trust funds	(0.8)	(0.7)	(0.7)
– Impairment, net of reversal of impairment of investments and assets	42.4	(50.6)	9.8
– Write-off of exploration and evaluation assets	21.3	16.9	30.0
– (Profit)/loss on disposal of assets	(8.5)	0.2	(1.2)
– Unrealised loss/(gain) and prior year mark-to-market reversals on derivative contracts	53.0	(176.4)	112.6
– Fair value gain on Maverix warrants	4.0	(1.3)	(4.2)
– Profit on disposal of Maverix	—	—	(14.6)
– Silicosis settlement costs	(0.7)	0.3	(1.6)
	12.7	14.5	20.5
– Long-term incentive plan expense	28.5	51.3	9.1
– Borrowing costs capitalised	(12.5)	(13.2)	(43.4)
– Share of results of equity-accounted investees, net of taxation	30.4	1.0	(4.5)
– Ghana expected credit loss (2020: Tarkwa ECL)	41.1	29.0	—
– Other non-cash items	1.7	(0.7)	16.6
Adjusted for cash items:
– Interest expense	103.7	127.7	132.6
– Interest received	(7.4)	(7.6)	(6.6)
– Payment of long-term incentive plan	(37.3)	—	—
– Environmental rehabilitation payments	(23.7)	(12.9)	(10.7)
Total cash generated by operations	2,347.3	1,933.9	1,302.8